Investments in Affiliated Companies (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's Equity Method Investments	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's Equity Method Investments	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's Cost-method Investments	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's Cost-method Investments	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Trans Union de Mexico, S.A.	Dec. 31, 2012 TransUnion Corp-Successor Credit Information Bureau (India) Ltd.	Dec. 31, 2012 TransUnion Corp-Successor All Other Equity Method Investments	Dec. 31, 2012 TransUnion Corp-Successor Equity Method Investments	Dec. 31, 2012 TransUnion Corp-Successor Cost-method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Trans Union de Mexico, S.A.	Dec. 31, 2011 TransUnion Corp-Predecessor Credit Information Bureau (India) Ltd.	Dec. 31, 2011 TransUnion Corp-Predecessor All Other Equity Method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor Equity Method Investments	Dec. 31, 2011 TransUnion Corp-Predecessor Cost-method Investments
Investments in and Advances to Affiliates [Line Items]
Equity method investments			$ 80.7	$ 80.7				$ 49.4	$ 26.6	$ 4.7	$ 80.7			$ 8.5	$ 19.5	$ 6.8	$ 34.8
Cost method investments					7.9	7.9						7.9						7.9
Total investments in affiliated companies	$ 88.6	$ 88.6					$ 88.6						$ 42.7